Summary of significant accounting policies - Risks and Concentration (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable - third parties, net | Customer concentration risk | Geely Group
Risks and Concentration
Concentration risk percentage	79.20%	92.10%	95.80%
Accounts payable | Customer concentration risk | Supplier B, a third party
Risks and Concentration
Concentration risk percentage		19.00%	13.80%
Accounts payable | Supplier concentration risk | Supplier B, a third party
Risks and Concentration
Concentration risk percentage	10.00%	10.90%
Accounts payable | Supplier concentration risk | Supplier C, a third party
Risks and Concentration
Concentration risk percentage	17.60%	19.10%
Total purchase | Customer concentration risk | Supplier B, a third party
Risks and Concentration
Concentration risk percentage		17.40%	10.00%	10.00%
Total purchase | Supplier concentration risk | Supplier C, a third party
Risks and Concentration
Concentration risk percentage	13.30%